Debt - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended			6 Months Ended											3 Months Ended		3 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Line of Credit Credit Facility		Mar. 31, 2012 Line of Credit Credit Facility	Dec. 31, 2011 Line of Credit Credit Facility	Feb. 29, 2012 Line of Credit Credit Facility	Oct. 31, 2011 Line of Credit Credit Facility	Jun. 30, 2012 Line of Credit Credit Facility Minimum	Jun. 30, 2012 Line of Credit Credit Facility Maximum	Jun. 30, 2012 Line of Credit Credit Facility LIBOR Minimum	Dec. 31, 2011 Line of Credit Credit Facility LIBOR Minimum	Jun. 30, 2012 Line of Credit Credit Facility LIBOR Maximum	Dec. 31, 2011 Line of Credit Credit Facility LIBOR Maximum	Jun. 30, 2012 Line of Credit Credit Facility ABR Minimum	Dec. 31, 2011 Line of Credit Credit Facility ABR Minimum	Jun. 30, 2012 Line of Credit Credit Facility ABR Maximum	Dec. 31, 2011 Line of Credit Credit Facility ABR Maximum	Jul. 31, 2012 Line of Credit Credit Facility Line Of Credit Facility Increase In Maximum Borrowing Capacity	Mar. 31, 2012 Subordinated Debt Senior Notes Due November 2019	Jun. 30, 2012 Subordinated Debt Senior Notes Due November 2019	Jun. 30, 2011 Subordinated Debt Senior Notes Due May 2019	Dec. 31, 2011 Subordinated Debt Senior Notes Due May 2019	Jun. 30, 2012 Subordinated Debt Senior Notes Due May 2019	Jun. 30, 2012 Subordinated Debt Senior Notes Due May 2019 Maximum	Jun. 30, 2012 Subordinated Debt Senior Notes Due 2020	Dec. 31, 2011 Subordinated Debt Senior Notes Due 2020	Dec. 31, 2010 Subordinated Debt Senior Notes Due 2020	Jun. 30, 2012 Subordinated Debt Senior Notes Due 2021	Dec. 31, 2011 Subordinated Debt Senior Notes Due 2021	Dec. 31, 2010 Subordinated Debt Senior Notes Due 2021	Jun. 30, 2011 Subordinated Debt Senior Notes Due 2017	Jun. 30, 2012 Subordinated Debt Senior Notes Due 2017	Dec. 31, 2011 Subordinated Debt Senior Notes Due 2017	Dec. 31, 2010 Subordinated Debt Senior Notes Due 2017	Dec. 31, 2011 Subordinated Debt Senior Notes Due 2018	Jun. 30, 2011 Subordinated Debt Senior Notes Due 2018	Jun. 30, 2012 Subordinated Debt Senior Notes Due 2018	Dec. 31, 2011 Subordinated Debt Senior Notes Due 2018	Dec. 31, 2010 Subordinated Debt Senior Notes Due 2018
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 2,000,000,000	$ 1,500,000,000											$ 3,000,000,000
Line of Credit Facility, redetermined borrowing base										3,500,000,000			3,000,000,000
Line of Credit Facility, Remaining Borrowing Capacity								646,000,000			556,000,000
Outstanding letters of credit that reduce the credit facility availability								4,000,000			4,000,000
Line Of Credit Facility Financing Fees And Expense Incurred								5,000,000			4,000,000
The percentage of properties that the company is required to maintain mortgages on (in hundredths)								80.00%			80.00%
Debt Instrument, Basis Spread on Variable Rate																1.50%	1.75%	2.50%	2.75%	0.50%	0.75%	1.50%	1.75%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage											0.50%			0.375%	0.50%
Debt Instrument, Issuance Date																									2012-03-02		2011-05-13	2011-05-13				2010-04-06			2010-10-13
Debt Instrument, Face Amount																									1,800,000,000			750,000,000	750,000,000		1,300,000,000	1,300,000,000		1,000,000,000	1,000,000,000			250,000,000	250,000,000		256,000,000		256,000,000	256,000,000
Debt Instrument, Interest Rate, Stated Percentage																									6.25%			6.50%	6.50%		8.625%	8.625%		7.75%	7.75%			11.75%	11.75%		9.875%		9.875%	9.875%
Debt Instrument, Maturity Date								Apr. 06, 2017		Apr. 06, 2016															Nov. 01, 2019		May 15, 2019	May 15, 2019			Apr. 15, 2020	Apr. 15, 2020		Feb. 01, 2021	Feb. 01, 2021			May 15, 2017	May 15, 2017				Jun. 01, 2018	Jun. 01, 2018
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)																									99.989%			99.232%
Net proceeds received																									1,770,000,000			729,000,000
Financing fees and expenses incurred related to the issuance of long-term debt																									29,000,000			15,000,000
Unamortized discount																									198,000			6,000,000
Maximum percentage of 2019 Senior Notes that can be redeemed on or before May 15, 2014 (in hundredths)																												35.00%
Redemption price, stated as a percentage of the face amount, for 2019 Senior Notes redeemed on or before May 15, 2014 (in hundredths)																												106.50%
Redemption price, stated as a percentage of the face amount, for 2019 Senior Notes redeemed on or after May 15, 2015, but on or before December 31, 2015 (in hundredths)																												103.25%
Redemption price of 2019 Senior Notes if there is a change of control (in hundredths)																												101.00%
Number Of Days For Effective Registration Statement																									400 days			400 days
Long-term Debt, Gross								1,150,000,000	[1]		940,000,000 [1]															1,800,000,000		750,000,000	750,000,000		1,300,000,000	1,300,000,000	1,300,000,000	1,000,000,000	1,000,000,000	1,000,000,000		41,000,000	41,000,000	250,000,000	14,000,000		14,000,000	14,000,000	256,000,000
Debt instrument redemption amount																																							87,000,000					90,000,000
Debt instrument principal outstanding after redemptions																																							163,000,000		166,000,000			166,000,000
Debt instrument initial tender offer total consideration																																							1,212.50					1,172.50
Increment amount of senior notes principal tendered																																							1,000					1,000
Tender offer consent payment																																							30.00					30.00
Debt instrument secondary tender offer total consideration																																							1,182.50					1,142.50
Debt instrument total amount tendered																																							105,000,000					126,000,000
Debt instrument percentage tendered																																							65.00%					76.00%
Debt instrument repurchase amount																																					17,000,000				2,000,000	24,000,000		2,000,000
Debt instrument repurchase percentage																																					29.00%				9.00%	61.00%
Loss on extinguishment of debt	0	(9,810,000)	0	(94,372,000)	(94,612,000)	0	0
Line Of Credit Facility Swap Agreement Capacity Restriction								200,000,000
Line Of Credit Facility Collateral Coverage Ratio								2.5
Maximum Percentage Of November 2019 Senior Notes Redeemable On Before 2015																									35.00%
Redemption Price Percentage For Redemption On Before 2015																									106.25%
Redemption Price Percentage For Redemption After November 2015																									103.125%
Redemption Price Percentage Of Senior Notes If Change Of Control																									101.00%
Additional Interest Due To Late Registration																														$ 500,000

[1]	Variable interest rates of 2.02% and 2.57% at June 30, 2012, and December 31, 2011, respectively.